Commitment and Contingencies - 10K	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company is subject to certain legal proceedings and claims that arise in the ordinary course of business, including claims alleging violations of federal and state law regarding workplace and employment matters, discrimination, slip-and-fall and other customer-related incidents, and similar matters. While it is not feasible to predict the outcome of all proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.
Commitments and Contingencies
The Company is subject to certain legal proceedings and claims that arise in the ordinary course of business, including claims alleging violations of federal and state law regarding workplace and employment matters, discrimination, slip-and-fall and other customer-related incidents, and similar matters. While it is not feasible to predict the outcome of all proceedings and exposures with certainty, management believes that their ultimate disposition should not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

NOTE 8 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders will have the right to require us to register for resale these securities pursuant to a shelf registration under Rule 415 under the Securities Act. The holders of a majority of these securities will also be entitled to make up to three demands, plus short form registration demands, that we register such securities. In addition, the holders will be entitled to certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter Agreement
The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 3,150,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discount. The underwriters exercised the over-allotment option in full on January 24, 2022. The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $4,830,000 in the aggregate, paid upon the closing. In addition, the underwriters are entitled to a deferred fee of $0.40 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.
On June 22, 2023, the Company and the underwriter entered into an agreement to reduce the deferred underwriter commission payable upon consummation of the Initial Business Combination from $9,660,000 to $3,622,500. In the event the funds available in the Trust Account upon the consummation of the Initial Business Combination are insufficient to pay the underwriter for the deferred underwriter commission, the Company will pay the underwriter, in cash, upon consummation of the Initial Business Combination, as a capital markets advisory fee, an amount equal to the difference between the deferred underwriting commission actually paid to the underwriter and $3,622,500 such that their total compensation from the deferred underwriting commission plus the capital markets advisory fee equals $3,622,500. As such, the Company has reduced the deferred underwriter fee payable on its condensed consolidated balance sheets to $3,622,500 as of September 30, 2023.
Placement Agent Agreement
On June 19, 2023, the Company engaged William Blair & Company, L.L.C. (“William Blair”) as co-placement agent with BTIG, LLC (“BTIG”) (together, the “Placement Agents”) in connection with the Company’s Initial Business Combination. If the Initial Business Combination is consummated, William Blair will be paid a success fee of $4,000,000. In the event a securities offering is consummated, the Company will pay the Placement Agents an aggregate placement fee of 5.00% of the total transaction consideration. No amounts have been accrued for as of September 30, 2023 as they are contingent on the consummation of the Initial Business Combination and securities offering.
Business Combination Agreement
On June 23, 2023 the Company announced that the Company, Merger Sub and Pinstripes, Inc., a Delaware corporation (“Pinstripes”), had entered into a Business Combination Agreement, dated as of June 22, 2023 (the “Pinstripes Agreement”). Pinstripes, Merger Sub and the Company are collectively referred to herein as the “Parties.” Pinstripes is an experiential dining and entertainment brand combining bistro, bowling, bocce and private event space.
Pursuant to the Pinstripes Agreement, it is anticipated that (a) Merger Sub shall merge with and into Pinstripes (the “Merger”), with Pinstripes being the surviving corporation of the Merger (Pinstripes, in its capacity as the surviving company of the Merger, the “Post-Business Combination Surviving Company”), and as a result of which the Post-Business Combination Surviving Company will become a wholly owned subsidiary of the Company. The Merger and the other transactions contemplated by the Pinstripes Agreement are hereinafter referred to as the “Business Combination”. The Company initially filed a Registration Statement on Form S-4 with respect to the Business Combination with the SEC on September 11, 2023 and the Company anticipates that the Business Combination will close in the fourth quarter of 2023, following the receipt of the required approval by the Company’s stockholders and the fulfillment or waiver of other closing conditions.
In accordance with the terms and subject to the conditions of the Pinstripes Agreement, at the effective time of the Merger, each outstanding share of common stock, par value $0.01 of Pinstripes (the “Pinstripes Common Stock”) (including shares of Pinstripes Common Stock resulting from the conversion of preferred stock of Pinstripes and excluding Dissenting Shares (as defined in the Pinstripes Agreement), any cancelled treasury shares and shares of Pinstripes Common Stock issued in connection with the conversion of the Series I Convertible Preferred Stock (as defined in the Pinstripes Agreement)) will be cancelled and extinguished and converted into the right to receive the number of shares of common stock, par value $0.0001 per share of the Company (the “Company Common Stock”) determined in accordance with the Pinstripes Agreement based on a pre-money equity value of Pinstripes of $429,000,000 and a price of $10 per share of Company Common Stock. The Series I Convertible Preferred Stock of Pinstripes will be converted into Pinstripes Common Stock immediately prior to the closing of the Business Combination (the “Closing”) and, at the effective time of the Merger, such resulting shares of Pinstripes Common Stock will be cancelled and extinguished and converted into the right to receive the number of shares of Company Common Stock determined in accordance with the Pinstripes Agreement based on an exchange ratio of 2.5 shares of Company Common Stock for each share of Pinstripes Common Stock resulting from the conversion of the Series I Preferred Stock of Pinstripes immediately prior to the Closing.
On September 26, 2023, the Company, Merger Sub Inc., and Pinstripes entered into the Amended and Restated Business Combination Agreement, which amends and restates the Pinstripes Agreement (as so amended and restated, the “Amended Pinstripes Agreement”). Pursuant to the Amended Pinstripes Agreement: (a) the Company and Pinstripes revised the definition of “Equity Value”, from $429,000,000 to $379,366,110 and (b) the Company shall provide holders of common stock of Pinstripes prior to the closing of the Business Combination with an aggregate of 5 million shares of Class B common stock of the post-closing combined company, which shall be subject to certain vesting and forfeiture conditions and restrictions on transfer as implemented by the issuance of 2,500,000 shares of Series B-1 common stock of the post-closing combined company, par value $0.0001 per share and 2,500,000 shares of Series B-2 common stock of the post-closing combined company, par value $0.0001 per share, which shall convert into shares of Company Common Stock upon the satisfaction of certain vesting conditions (the “Earnout Shares”). The Earnout Shares shall be subject to vesting conditions and forfeiture as follows: (i) 50% of the Earnout Shares shall be issued as Series B-1 common stock of the post-closing combined company and shall vest and no longer be subject to forfeiture if the volume weighted average share price of the Company Common Stock equals or exceeds $12.00 per share for any 20 trading days within any consecutive 30-trading day period commencing five months after the closing of the Business Combination and (ii) 50% of the Earnout Shares shall be issued as shares of Series B-2 common stock of the post-closing combined company and shall vest and no longer be subject to forfeiture if the volume weighted average share price of the Company Common Stock equals or exceeds $14.00 per share for any 20 trading days within any consecutive 30-trading day period commencing five months after the closing of the Business Combination.
Bridge Financing
On June 22, 2023, concurrently with the execution of the Pinstripes Agreement, affiliates of the Sponsor entered into a securities purchase agreement with Pinstripes to provide $18.0 million of bridge financing in the form of Series I Convertible Preferred Stock of Pinstripes (the “Bridge Financing”). Since the initial closing of the Bridge Financing, affiliates of the Sponsor have provided $3,266,200 of additional financing to Pinstripes in the form of Series I Convertible Preferred Stock of Pinstripes. The shares of Series I Convertible Preferred Stock received by such affiliates will convert, pursuant to the terms of the Pinstripes Agreement, into shares of Company Common Stock in connection with the consummation of the Business Combination.
Sponsor Letter Agreement
On June 22, 2023, concurrently with the execution of the Pinstripes Agreement, the Company, the Sponsor, George Courtot, Bruce Lubin, Otis Carter, Kimberley Annette Rimsza, Matt Jaffee and Brett Biggs amended that certain letter agreement, dated as of January 19, 2022, by and among the Company and the parties thereto, and Pinstripes joined as a party to such letter agreement (the “Amended Sponsor Letter Agreement”), to take into account entry into the Pinstripes Agreement. The Amended Letter Agreement is included as Exhibit 10.1 hereto.
Registration Rights Agreement
At the closing of the Business Combination, it is anticipated that the Company, the Sponsor Parties and certain equityholders of Pinstripes will enter into an Amended and Restated Registration Rights Agreement, pursuant to which, among other things, the parties thereto will be granted customary registration rights with respect to shares of the post-Business Combination company.
Security Holder Support Agreement
On June 22, 2023, concurrently with the execution of the Pinstripes Agreement, the Company, Pinstripes and certain security holders of Pinstripes entered into security holder support agreements with respect to the Business Combination (the “Security Holder Support Agreement”). The Security Holder Support Agreement is included as Exhibit 10.2 hereto.
Lockup Agreement
On June 22, 2023, concurrently with the execution of the Pinstripes Agreement, the Company, Pinstripes and certain security holders of Pinstripes (the “Pinstripes Security Holders”) entered into a lockup agreement with respect to the Business Combination (the “Lockup Agreement”). The Lockup Agreement is included as Exhibit 10.3 hereto.
Director Designation Agreement
At the closing of the Business Combination, it is anticipated that the Company and Mr. Dale Schwartz will enter into Director Designation Agreement (the “Director Designation Agreement”). The form of the Director Designation Agreement is included as Exhibit 10.4 hereto.
Non-Redemption Agreements
The Company and the Sponsor entered into certain non-redemption agreements with certain unaffiliated third parties, pursuant to which the Sponsor agreed to transfer an aggregate of 1,018,750 shares of Class B common stock to such third parties immediately following consummation of an Initial Business Combination in exchange for the non-redemption of 4,075,000 shares of Class A common stock. The Company estimated the aggregate fair value of such 1,018,750 shares of Class B common stock transferable to certain unaffiliated third parties pursuant to the non-redemption agreements to be $893,000 or approximately $0.88 per share. The excess fair value of such Class B common stock, or $892,911, was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A (“SAB Topic 5A”). Accordingly, in substance, it was recognized by the Company as a capital contribution by the affiliates of the Sponsor to induce the unaffiliated third parties not to redeem their Class A common stock, with a corresponding charge to additional paid-in capital to recognize the fair value of the Class B common stock subject to transfer as an offering cost.

NOTE 8 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders will have the right to require us to register for resale these securities pursuant to a shelf registration under Rule 415 under the Securities Act. The holders of a majority of these securities will also be entitled to make up to three demands, plus short form registration demands, that we register such securities. In addition, the holders will be entitled to certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter Agreement
The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 3,150,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discount. The underwriters exercised the over-allotment option in full on January 24, 2022. The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $4,830,000 in the aggregate, paid upon the closing. In addition, the underwriters are entitled to a deferred fee of $0.40 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.